Fair Value of Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	$ 420,458	$ 407,898	$ 300,122
Mortgage-backed securities available for sale	391,548	437,223	780,652
Securities available for sale, Fair value	812,006	845,121	1,080,774
Fair Value	(4,346)	(975)	5,645
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(5,749)	(2,714)	2,837
Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,403	1,739	2,808
Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale	79,176	83,270	62,482
Residential Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale	295,922	353,953	628,154
Commercial Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale	16,450		90,016
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	420,458	407,898	299,122
Mortgage-backed securities available for sale	391,548	437,223	780,652
Securities available for sale, Fair value	812,006	845,121	1,079,774
Fair Value	(4,346)	(975)	5,645
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(5,749)	(2,714)	2,837
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,403	1,739	2,808
Significant Other Observable Inputs (Level 2) [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale	79,176	83,270	62,482
Significant Other Observable Inputs (Level 2) [Member] | Residential Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale	295,922	353,953	628,154
Significant Other Observable Inputs (Level 2) [Member] | Commercial Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale	16,450		90,016
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale			1,000
Securities available for sale, Fair value			1,000
Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	420,458	407,898	300,122
Debt Securities [Member] | U.S. Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	7,864	4,205	5,015
Debt Securities [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	27,443	26,773	25,307
Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	88,607	87,316	24,798
Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	162,416	162,234	159,192
Debt Securities [Member] | Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	7,820	7,798	7,324
Debt Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	126,308	119,572	78,486
Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	420,458	407,898	299,122
Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	7,864	4,205	5,015
Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	27,443	26,773	25,307
Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	88,607	87,316	24,798
Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	162,416	162,234	159,192
Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	7,820	7,798	6,324
Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	126,308	119,572	78,486
Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale			1,000
Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale			$ 1,000